Structured Asset Trust Unit Repackagings (Saturns)
Cummins Engine Company Debenture Backed
Series 2006-2
CUSIP NO. 86360Y207
Distribution Date March 1, 2012
US Bank National Association, as Trustee for the Trust, hereby gives notice with respect to the Distribution Date as follows:
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, is as set forth below:
Beginning Principal
Principal
Payment
Ending Principal Fixed Rate
Day
Count
Fixed Interest
Amount Due
Aggregate Interest
Due and Unpaid
Total Distribution
$25,510,000.00 $0.00 $25,510,000.00 7.37500% 30/360 940,681.25 $0.00 $940,681.25
Underlying Security
March/September
231021AK2
$33,500,000.00
5.65000%
$946,375.00
CUSIP Moody's S & P Moody's Date S & P Date
86360Y207 Baa3 BBB- Baa1 11/23/2011 A 9/27/2011
Underlying Security Baa3 BBB- Baa1
11/18/2011
A 9/21/2011
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.
It is included for the convenience of the Holders.
CUMMINS ENGINE 5.650% 3/01/98
Current Ratings Original Ratings
To the Holders of:
Payment Dates
Current Principal Balance
Annual Coupon Rate (Fixed)
Interest Payment Received
Cusip